Note 14 - Voyage and Vessel Operating Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commissions on Charter Hire Agreements [Member]
Commissions, related party	$ 511	$ 487	$ 358
Repairs and Maintenance [Member]
Commissions, related party	187	136	104
Voyage Expenses [Member] | Commissions on Charter Hire Agreements [Member]
Commissions, related party	511	487	358
Vessel Operating Expenses [Member] | Repairs and Maintenance [Member]
Commissions, related party	$ 187	$ 136	$ 104